Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

September 30, 2019

VTC-QTLY-1119
1.807723.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Communications Equipment - 1.6%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	6,600	$1,576,872
Cisco Systems, Inc.	213,583	10,553,136
		12,130,008
Electronic Equipment & Components - 2.1%
Electronic Components - 0.8%
Amphenol Corp. Class A	37,269	3,596,459
Corning, Inc.	99,656	2,842,189
		6,438,648
Electronic Equipment & Instruments - 0.5%
Keysight Technologies, Inc. (a)	22,489	2,187,055
Zebra Technologies Corp. Class A (a)	6,600	1,362,042
		3,549,097
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	42,800	3,988,104
Technology Distributors - 0.3%
CDW Corp.	18,400	2,267,616

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		16,243,465

Entertainment - 1.3%
Movies & Entertainment - 1.3%
Netflix, Inc. (a)	36,532	9,776,694
Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (a)(b)(c)	567,730	4,047,915
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Interactive Media & Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet, Inc. Class C (a)	12,261	14,946,159
Internet & Direct Marketing Retail - 3.0%
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	4,000	6,943,640
eBay, Inc.	149,400	5,823,612
Meituan Dianping Class B	848,234	8,668,811
Pinduoduo, Inc. ADR (a)	57,511	1,853,004
		23,289,067
IT Services - 20.5%
Data Processing & Outsourced Services - 16.9%
Alliance Data Systems Corp.	5,800	743,154
Automatic Data Processing, Inc.	30,501	4,923,471
Broadridge Financial Solutions, Inc.	1,527	190,005
Fidelity National Information Services, Inc.	100,751	13,375,703
Fiserv, Inc. (a)	68,237	7,068,671
FleetCor Technologies, Inc. (a)	11,400	3,269,292
Global Payments, Inc.	36,750	5,843,250
MasterCard, Inc. Class A	109,800	29,818,386
Paychex, Inc.	39,555	3,273,967
PayPal Holdings, Inc. (a)	134,300	13,912,137
Square, Inc. (a)	38,000	2,354,100
Visa, Inc. Class A	258,300	44,430,183
		129,202,319
Internet Services & Infrastructure - 1.7%
Akamai Technologies, Inc. (a)	20,200	1,845,876
GoDaddy, Inc. (a)	21,100	1,392,178
MongoDB, Inc. Class A (a)(d)	43,600	5,252,928
Okta, Inc. (a)	18,500	1,821,510
VeriSign, Inc. (a)	13,370	2,521,983
		12,834,475
IT Consulting & Other Services - 1.9%
Accenture PLC Class A	57,190	11,000,497
DXC Technology Co.	35,200	1,038,400
Gartner, Inc. (a)	10,803	1,544,721
Leidos Holdings, Inc.	15,185	1,304,088
		14,887,706

TOTAL IT SERVICES		156,924,500

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	94,814	93,910
Road & Rail - 0.5%
Trucking - 0.5%
Lyft, Inc.	51,097	2,086,801
Uber Technologies, Inc. (d)	22,600	688,622
Uber Technologies, Inc.	45,124	1,306,182
		4,081,605
Semiconductors & Semiconductor Equipment - 16.6%
Semiconductor Equipment - 4.1%
Applied Materials, Inc.	311,000	15,518,900
ASML Holding NV (Netherlands)	13,000	3,224,174
KLA-Tencor Corp.	20,100	3,204,945
Lam Research Corp.	38,500	8,897,735
		30,845,754
Semiconductors - 12.5%
Advanced Micro Devices, Inc. (a)	115,500	3,348,345
ams AG (a)	55,230	2,455,343
Analog Devices, Inc.	45,500	5,083,715
Broadcom, Inc.	41,503	11,457,733
Intel Corp.	215,208	11,089,668
Marvell Technology Group Ltd.	222,700	5,560,819
Microchip Technology, Inc. (d)	28,600	2,657,226
Micron Technology, Inc. (a)	144,500	6,191,825
NVIDIA Corp.	69,800	12,150,086
NXP Semiconductors NV	73,900	8,063,968
ON Semiconductor Corp. (a)	52,185	1,002,474
Qorvo, Inc. (a)	16,500	1,223,310
Qualcomm, Inc.	170,750	13,024,810
Skyworks Solutions, Inc.	23,100	1,830,675
Texas Instruments, Inc.	83,048	10,733,124
		95,873,121

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		126,718,875

Software - 30.9%
Application Software - 11.5%
Adobe, Inc. (a)	85,500	23,619,375
ANSYS, Inc. (a)	9,322	2,063,518
Atlassian Corp. PLC (a)	25,704	3,224,310
Autodesk, Inc. (a)	27,800	4,106,060
Cadence Design Systems, Inc. (a)	33,970	2,244,738
Citrix Systems, Inc.	16,400	1,582,928
Datadog, Inc. Class A (a)	1,900	64,429
Intuit, Inc.	45,600	12,126,864
Nutanix, Inc. Class B (a)(e)	6,397	167,921
Parametric Technology Corp. (a)	88,642	6,043,612
Salesforce.com, Inc. (a)	150,365	22,320,181
Splunk, Inc. (a)	16,400	1,932,904
SS&C Technologies Holdings, Inc.	66,000	3,403,620
Synopsys, Inc. (a)	18,068	2,479,833
Workday, Inc. Class A (a)	18,000	3,059,280
		88,439,573
Systems Software - 19.4%
Cloudflare, Inc. (a)	3,800	70,566
Crowdstrike Holdings, Inc. (d)	1,200	69,972
Fortinet, Inc. (a)	17,108	1,313,210
Microsoft Corp.	987,400	137,278,222
Palo Alto Networks, Inc. (a)	11,300	2,303,279
ServiceNow, Inc. (a)	21,300	5,407,005
Symantec Corp.	75,000	1,772,250
		148,214,504

TOTAL SOFTWARE		236,654,077

Technology Hardware, Storage & Peripherals - 19.0%
Technology Hardware, Storage & Peripherals - 19.0%
Apple, Inc.	631,915	141,530,003
NetApp, Inc.	33,400	1,753,834
Western Digital Corp.	34,900	2,081,436
		145,365,273
TOTAL COMMON STOCKS
(Cost $547,697,507)		750,271,548

Convertible Preferred Stocks - 0.4%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (a)(b)(c)	4,211	1,759,777
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series D (b)(c)	33,900	1,064,799
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	3,467	136,432
Series B1 (b)(c)	173	6,808
Series B2 (b)(c)	860	33,842
		177,082
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,401,134)		3,001,658

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.96% (f)	7,809,505	7,811,067
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	6,631,490	6,632,153
TOTAL MONEY MARKET FUNDS
(Cost $14,443,220)		14,443,220
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $564,541,861)		767,716,426
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,160,357)
NET ASSETS - 100%		$765,556,069

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,049,573 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,921 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,184,965
Reddit, Inc. Series D	2/4/19	$735,166
Roofoods Ltd. Series F	9/12/17	$1,488,886
UiPath, Inc. Series A1	6/14/19	$136,432
UiPath, Inc. Series B1	6/14/19	$6,808
UiPath, Inc. Series B2	6/14/19	$33,842

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,807
Fidelity Securities Lending Cash Central Fund	529,923
Total	$645,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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